Property and Equipment	12 Months Ended
Dec. 31, 2014
Property and Equipment [Abstract]
PROPERTY AND EQUIPMENT

NOTE 4 – PROPERTY AND EQUIPMENT

The Company owned equipment recorded at cost which consisted of the following as of December 31, 2014 and 2013:

	2014	2013
Computer equipment	$19,519	$22,360
Furniture and fixtures	11,088	11,088
Subtotal	30,607	33,448
Accumulated depreciation	(17,794)	(18,391)
Property and equipment, net	$12,813	$15,057

Depreciation expense was $5,933 and $5,628 for the years ended December 31, 2014 and 2013, respectively.